UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA BALANCED
                          STRATEGY Fund

                                        [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     FEBRUARY 28, 2005

                                                                      (Form N-Q)

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USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (64.3%)

               STOCKS (62.8%)

               ADVERTISING (0.4%)
    67,500     Lamar Advertising Co. "A"*                                                $ 2,652
                                                                                         -------
               AEROSPACE & DEFENSE (2.8%)
    31,200     Engineered Support Systems, Inc.                                            1,725
    89,545     European Aeronautic Defence and Space Co.
                 EADS N.V. (Netherlands)*(l)                                               2,819
    18,400     General Dynamics Corp.                                                      1,938
    48,300     Precision Castparts Corp.                                                   3,635
    44,000     Rockwell Collins, Inc.                                                      2,026
    46,300     United Technologies Corp.                                                   4,625
                                                                                         -------
                                                                                          16,768
                                                                                         -------
               AIR FREIGHT & LOGISTICS (0.3%)
    21,000     FedEx Corp.                                                                 2,053
                                                                                         -------
               ALUMINUM (0.6%)
   117,100     Alcoa, Inc.                                                                 3,761
                                                                                         -------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
    40,200     Columbia Sportswear Co.*                                                    2,253
    34,100     Liz Claiborne, Inc.                                                         1,443
                                                                                         -------
                                                                                           3,696
                                                                                         -------
               APPAREL RETAIL (0.7%)
    41,200     Chico's FAS, Inc.*                                                          1,213
    30,400     Christopher & Banks Corp.                                                     501
    93,750     Pacific Sunwear of California, Inc.*                                        2,415
                                                                                         -------
                                                                                           4,129
                                                                                         -------
               ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    54,500     Federated Investors, Inc. "B"                                               1,610
    39,400     Franklin Resources, Inc.                                                    2,765
    66,000     Northern Trust Corp.                                                        2,789
                                                                                         -------
                                                                                           7,164
                                                                                         -------
               BIOTECHNOLOGY (0.5%)
    53,600     Genzyme Corp.*                                                              3,006
                                                                                         -------
               BROADCASTING & CABLE TV (1.1%)
    70,700     Cablevision Systems Corp. "A"*                                              2,196
   144,700     Citadel Broadcasting Corp.*                                                 2,043
    67,000     Comcast Corp. "A"*                                                          2,135
                                                                                         -------
                                                                                           6,374
                                                                                         -------
               CASINOS & GAMING (0.2%)
    20,700     Harrah's Entertainment, Inc.                                                1,358
                                                                                         -------
               COMMUNICATIONS EQUIPMENT (1.1%)
   202,500     Cisco Systems, Inc.*                                                        3,527
    71,700     Motorola, Inc.                                                              1,123
   122,100     Polycom, Inc.*                                                              1,977
                                                                                         -------
                                                                                           6,627
                                                                                         -------

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                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (0.8%)
   117,800     Dell, Inc.*                                                               $ 4,723
                                                                                         -------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
    51,100     SanDisk Corp.*                                                              1,374
                                                                                         -------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    16,900     Caterpillar, Inc.                                                           1,607
    16,400     Oshkosh Truck Corp.                                                         1,224
                                                                                         -------
                                                                                           2,831
                                                                                         -------
               CONSUMER FINANCE (0.3%)
    29,100     American Express Co.                                                        1,576
                                                                                         -------
               DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    18,500     DST Systems, Inc.*                                                            879
   106,300     First Data Corp.                                                            4,360
    78,700     Fiserv, Inc.*                                                               2,986
                                                                                         -------
                                                                                           8,225
                                                                                         -------
               DISTILLERS & VINTNERS (0.1%)
    13,000     Constellation Brands, Inc. "A"*                                               696
                                                                                         -------
               DIVERSIFIED BANKS (1.6%)
   204,700     Bank of America Corp.                                                       9,549
                                                                                         -------
               DIVERSIFIED CHEMICALS (0.9%)
    98,500     Du Pont (E.I.) De Nemours & Co.                                             5,250
                                                                                         -------
               DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    41,500     Career Education Corp.*                                                     1,417
    36,300     ITT Educational Services, Inc.*                                             1,768
                                                                                         -------
                                                                                           3,185
                                                                                         -------
               DRUG RETAIL (0.2%)
   347,200     Rite Aid Corp.*                                                             1,215
                                                                                         -------
               ELECTRIC UTILITIES (0.5%)
    75,400     PG&E Corp.*                                                                 2,653
                                                                                         -------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.6%)
   116,100     Symbol Technologies, Inc.                                                   2,058
    44,700     Tektronix, Inc.                                                             1,293
                                                                                         -------
                                                                                           3,351
                                                                                         -------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    40,200     Benchmark Electronics, Inc.*                                                1,307
                                                                                         -------
               ENVIRONMENTAL SERVICES (0.3%)
    54,700     Waste Connections, Inc.*                                                    1,864
                                                                                         -------
               FOOD RETAIL (0.3%)
    95,100     Safeway, Inc.*                                                              1,750
                                                                                         -------

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                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               GENERAL MERCHANDISE STORES (0.1%)
    18,200     Dollar Tree Stores, Inc.*                                                 $   490
                                                                                         -------
               GOLD (0.2%)
    28,100     Freeport-McMoRan Copper & Gold, Inc. "B"                                    1,175
                                                                                         -------
               HEALTH CARE EQUIPMENT (2.2%)
    77,600     Baxter International, Inc.                                                  2,767
    36,800     Diagnostic Products Corp.                                                   1,679
    40,800     Fisher Scientific International, Inc.*                                      2,475
   101,100     Medtronic, Inc.                                                             5,269
    15,100     Waters Corp.*                                                                 738
                                                                                         -------
                                                                                          12,928
                                                                                         -------
               HEALTH CARE FACILITIES (0.9%)
    73,600     HCA, Inc.                                                                   3,475
    40,200     Triad Hospitals, Inc.*                                                      1,755
                                                                                         -------
                                                                                           5,230
                                                                                         -------
               HEALTH CARE SERVICES (0.1%)
    54,300     Dendrite International, Inc.*                                                 834
                                                                                         -------
               HEALTH CARE SUPPLIES (0.4%)
    16,900     Cooper Companies, Inc.                                                      1,392
    26,400     Edwards Lifesciences Corp.*                                                 1,135
                                                                                         -------
                                                                                           2,527
                                                                                         -------
               HOME ENTERTAINMENT SOFTWARE (0.5%)
    44,100     Electronic Arts, Inc.*                                                      2,844
                                                                                         -------
               HOME IMPROVEMENT RETAIL (0.9%)
    95,500     Lowe's Companies, Inc.                                                      5,613
                                                                                         -------
               HOMEBUILDING (0.4%)
    56,650     D.R. Horton, Inc.                                                           2,479
                                                                                         -------
               HOUSEHOLD PRODUCTS (0.8%)
    87,500     Procter & Gamble Co.                                                        4,645
                                                                                         -------
               HOUSEWARES & SPECIALTIES (0.3%)
    54,400     Yankee Candle Co., Inc.*                                                    1,684
                                                                                         -------
               HYPERMARKETS & SUPER CENTERS (0.3%)
    30,000     Wal-Mart Stores, Inc.                                                       1,548
                                                                                         -------
               INDUSTRIAL CONGLOMERATES (2.4%)
   240,600     General Electric Co.                                                        8,469
   165,200     Tyco International Ltd.                                                     5,531
                                                                                         -------
                                                                                          14,000
                                                                                         -------
               INDUSTRIAL GASES (1.1%)
   103,100     Air Products & Chemicals, Inc.                                              6,456
                                                                                         -------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.9%)
    62,200     Ingersoll-Rand Co. Ltd. "A"                                               $ 5,240
     4,500     Parker Hannifin Corp.                                                         296
                                                                                         -------
                                                                                           5,536
                                                                                         -------
               INSURANCE BROKERS (0.4%)
    73,600     Arthur J. Gallagher & Co.                                                   2,198
                                                                                         -------
               INTEGRATED OIL & GAS (2.9%)
    58,300     ConocoPhillips                                                              6,465
   139,300     Exxon Mobil Corp.                                                           8,819
    37,600     Petro-Canada (Canada)                                                       2,100
                                                                                         -------
                                                                                          17,384
                                                                                         -------
               INTERNET SOFTWARE & SERVICES (0.7%)
    57,900     Ask Jeeves, Inc.*                                                           1,324
    89,900     Yahoo!, Inc.*                                                               2,901
                                                                                         -------
                                                                                           4,225
                                                                                         -------
               INVESTMENT BANKING & BROKERAGE (1.4%)
   211,100     E-Trade Group, Inc.*                                                        2,801
    98,500     Merrill Lynch & Co., Inc.                                                   5,770
                                                                                         -------
                                                                                           8,571
                                                                                         -------
               IT CONSULTING & OTHER SERVICES (0.1%)
    50,300     Perot Systems Corp. "A"*                                                      667
                                                                                         -------
               MANAGED HEALTH CARE (1.1%)
    43,500     Coventry Health Care, Inc.*                                                 2,745
   121,800     Health Net, Inc.*                                                           3,642
     6,400     PacifiCare Health Systems, Inc. "A"*                                          406
                                                                                         -------
                                                                                           6,793
                                                                                         -------
               METAL & GLASS CONTAINERS (0.2%)
    60,500     Pactiv Corp.*                                                               1,368
                                                                                         -------
               MOVIES & ENTERTAINMENT (2.0%)
   494,000     Time Warner, Inc.*                                                          8,512
    88,200     Viacom, Inc. "B"                                                            3,078
                                                                                         -------
                                                                                          11,590
                                                                                         -------
               MULTI-LINE INSURANCE (1.0%)
    89,200     American International Group, Inc.                                          5,959
                                                                                         -------
               OIL & GAS DRILLING (0.9%)
    31,400     Ensco International, Inc.                                                   1,265
   112,600     GlobalSantaFe Corp.                                                         4,222
                                                                                         -------
                                                                                           5,487
                                                                                         -------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
    64,200     Schlumberger Ltd.                                                           4,844
                                                                                         -------
               OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   148,400     Chesapeake Energy Corp.                                                     3,219
    88,400     Noble Energy, Inc.                                                          5,979
    43,200     XTO Energy, Inc.                                                            1,967
                                                                                         -------
                                                                                          11,165
                                                                                         -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
   199,339     Citigroup, Inc.                                                           $ 9,513
    48,900     Principal Financial Group, Inc.                                             1,908
                                                                                         -------
                                                                                          11,421
                                                                                         -------
               PACKAGED FOODS & MEAT (0.5%)
    21,800     General Mills, Inc.                                                         1,142
    12,600     Hain Celestial Group, Inc.*                                                   235
    29,400     Kellogg Co.                                                                 1,294
                                                                                         -------
                                                                                           2,671
                                                                                         -------
               PERSONAL PRODUCTS (0.4%)
    45,800     Gillette Co.                                                                2,301
                                                                                         -------
               PHARMACEUTICALS (3.9%)
   109,600     Abbott Laboratories                                                         5,041
    79,700     Biovail Corp. (Canada)*                                                     1,278
    98,000     Elan Corp. plc ADR (Ireland)*(i)                                              784
    59,400     Eli Lilly and Co.                                                           3,326
   142,400     Pfizer, Inc.                                                                3,744
   238,100     Schering-Plough Corp.                                                       4,512
   103,700     Wyeth                                                                       4,233
                                                                                         -------
                                                                                          22,918
                                                                                         -------
               PROPERTY & CASUALTY INSURANCE (0.9%)
    21,100     Ambac Financial Group, Inc.                                                 1,641
    98,487     St. Paul Travelers Companies, Inc.                                          3,774
                                                                                         -------
                                                                                           5,415
                                                                                         -------
               RAILROADS (0.5%)
    74,500     CSX Corp.                                                                   3,078
                                                                                         -------
               REGIONAL BANKS (0.5%)
    45,900     Zions Bancorp                                                               3,034
                                                                                         -------
               RESTAURANTS (0.3%)
    46,900     CBRL Group, Inc.                                                            2,008
                                                                                         -------
               SEMICONDUCTOR EQUIPMENT (0.8%)
    36,700     Cabot Microelectronics Corp.*                                               1,192
    41,800     Lam Research Corp.*                                                         1,314
    58,500     Varian Semiconductor Equipment Associates, Inc.*                            2,331
                                                                                         -------
                                                                                           4,837
                                                                                         -------
               SEMICONDUCTORS (1.5%)
   115,900     Intel Corp.                                                                 2,779
    23,000     International Rectifier Corp.*                                              1,012
    45,500     Maxim Integrated Products, Inc.                                             1,958
   127,700     Texas Instruments, Inc.                                                     3,380
                                                                                         -------
                                                                                           9,129
                                                                                         -------
               SOFT DRINKS (0.8%)
    92,600     PepsiCo, Inc.                                                               4,987
                                                                                         -------
               SPECIALTY STORES (2.2%)
   139,400     Michaels Stores, Inc.                                                       4,446
    34,900     O'Reilly Automotive, Inc.*                                                  1,776

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
    58,700     Petco Animal Supplies, Inc.*                                              $ 2,080
    62,400     PETsMART, Inc.                                                              1,903
    83,300     Staples, Inc.                                                               2,626
                                                                                         -------
                                                                                          12,831
                                                                                         -------
               SYSTEMS SOFTWARE (2.1%)
    73,428     Computer Associates International, Inc.                                     1,989
   412,600     Microsoft Corp.                                                            10,389
                                                                                         -------
                                                                                          12,378
                                                                                         -------
               TECHNOLOGY DISTRIBUTORS (0.3%)
    28,000     CDW Corp.                                                                   1,609
                                                                                         -------
               THRIFTS & MORTGAGE FINANCE (1.0%)
    25,600     Fannie Mae(k,+)                                                             1,497
    45,500     Golden West Financial Corp.                                                 2,816
    78,900     Sovereign Bancorp, Inc.                                                     1,810
                                                                                         -------
                                                                                           6,123
                                                                                         -------
               TOBACCO (0.9%)
    77,900     Altria Group, Inc.                                                          5,114
                                                                                         -------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
    29,000     Fastenal Co.                                                                1,695
                                                                                         -------
               TRUCKING (0.2%)
    24,500     Yellow Roadway Corp.*                                                       1,415
                                                                                         -------
               WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   196,500     Nextel Communications, Inc. "A"*                                            5,783
                                                                                         -------
               Total stocks (cost: $338,386)                                             374,124
                                                                                         -------
               EXCHANGE-TRADED FUNDS (1.5%)

    63,300     iShares Russell 2000 Growth Index Fund(i)                                   4,133
    37,400     MidCap SPDR Trust Series 1(i)                                               4,578
                                                                                         -------
               Total exchange-traded funds (cost: $8,127)                                  8,711
                                                                                         -------
               Total equity securities (cost: $346,513)                                  382,835
                                                                                         -------

 PRINCIPAL
    AMOUNT                                                     COUPON
     (000)                                                       RATE       MATURITY
----------                                                     ------       --------
               BONDS (32.4%)

               CORPORATE OBLIGATIONS (16.9%)

               APPAREL, ACCESSORIES, & LUXURY GOODS (0.4%)
    $1,000     Kellwood Co., Debentures                          7.63%    10/15/2017       1,083
     1,000     Kellwood Co., Senior Notes                        7.88      7/15/2009       1,096
                                                                                         -------
                                                                                           2,179
                                                                                         -------
               BREWERS (0.2%)
     1,000     Miller Brewing Co., Guaranteed Notes(a)           4.25      8/15/2008         998
                                                                                         -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                         COUPON                                  VALUE
     (000)     SECURITY                                                              RATE            MATURITY              (000)
--------------------------------------------------------------------------------------------------------------------------------
               BROADCASTING & CABLE TV (0.5%)
    $1,000     Comcast Cable Communications, Inc., Senior Notes                      6.88%          6/15/2009            $ 1,092
     1,000     Continental Cablevision, Inc., Debentures                             9.50           8/01/2013              1,071
     1,000     Cox Communications, Inc., Notes                                       4.63           6/01/2013                957
                                                                                                                         -------
                                                                                                                           3,120
                                                                                                                         -------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     1,000     John Deere Capital Corp., MTN, Senior Notes                           3.15(d)        5/20/2005              1,001
                                                                                                                         -------
               CONSUMER FINANCE (1.5%)
     1,000     American Honda Finance Corp., MTN(a)                                  2.87(d)        5/11/2007              1,001
     1,000     Ford Motor Credit Co., Senior Notes                                   4.95           1/15/2008                991
     1,000     Ford Motor Credit Co., Global Notes                                   7.60           8/01/2005              1,016
     1,000     General Motors Acceptance Corp., MTN                                  3.92(d)       10/20/2005              1,004
     1,000     General Motors Acceptance Corp., Notes                                6.75          12/01/2014                964
     2,000     Household Finance Corp., Notes(r)                                     6.38          10/15/2011              2,185
     2,000     SLM Corp., Notes(r)                                                   5.38           1/15/2013              2,078
                                                                                                                         -------
                                                                                                                           9,239
                                                                                                                         -------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     1,000     Fiserv, Inc., Notes                                                   4.00           4/15/2008                990
                                                                                                                         -------
               DIVERSIFIED BANKS (0.8%)
     1,000     Bank of America Corp., Subordinated Notes                             9.38           9/15/2009              1,195
     2,050     First Union Corp., Bonds                                              6.82           8/01/2026(c)           2,550
       909     U.S. Central Credit Union, Senior Notes                               2.70           9/30/2009                883
                                                                                                                         -------
                                                                                                                           4,628
                                                                                                                         -------
               ELECTRIC UTILITIES (2.7%)
     2,000     El Paso Electric Co., First Mortgage Bond, Series E                   9.40           5/01/2011              2,188
     1,000     Entergy Mississippi, Inc., First Mortgage Bonds                       5.15           2/01/2013                997
     1,000     FirstEnergy Corp., Notes, Series B                                    6.45          11/15/2011              1,083
     1,000     FPL Energy National Wind, LLC, Notes(a)                               5.61           3/10/2024              1,003
     1,000     Northern States Power Co., First Mortgage Bonds                       2.88           8/01/2006                986
     1,887     Oglethorpe Power Corp., Secured Series Facility Bonds                 6.97           6/30/2011              2,005
     2,000     Power Contract Financing, Senior Notes(a)                             6.26           2/01/2010              2,062
     1,000     PPL Capital Funding, Inc., Guaranteed Notes, Series A                 4.33           3/01/2009                978
     1,000     Public Service Electric & Gas Co., First Mortgage Bond,
                 Series A                                                            2.66(d)        6/23/2006              1,000
     1,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)                             4.21          11/01/2014(c)             994
       800     Teco Energy, Inc., Senior Notes                                      10.50          12/01/2007                924
     2,000     Tristate General & Transport Assn., Bonds(a)                          6.04           1/31/2018              2,116
                                                                                                                         -------
                                                                                                                          16,336
                                                                                                                         -------
               ENVIRONMENTAL SERVICES (0.2%)
     1,000     WMX Technologies, Inc., Senior Notes                                  7.38           8/01/2010              1,126
                                                                                                                         -------
               FOOD RETAIL (0.3%)
     1,000     Safeway, Inc., Notes                                                  5.63           8/15/2014              1,026
     1,000     Safeway, Inc., Notes                                                  5.80           8/15/2012              1,046
                                                                                                                         -------
                                                                                                                           2,072
                                                                                                                         -------
               GAS UTILITIES (1.4%)
     1,000     Enbridge Energy Partners, LP, Senior Notes                            5.35          12/15/2014              1,007
     1,000     Energy Transfer Partners, Senior Notes(a)                             5.95           2/01/2015              1,024
     1,000     Kinder Morgan Energy Partners, LP, Senior Notes                       5.13          11/15/2014                997
     1,000     Noram Energy Corp., Debentures                                        6.50           2/01/2008              1,057
     1,000     Peoples Energy Corp., Notes                                           6.90           1/15/2011              1,112


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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                         COUPON                                  VALUE
     (000)     SECURITY                                                              RATE            MATURITY              (000)
--------------------------------------------------------------------------------------------------------------------------------
    $2,000     Texas Gas Transmission Corp., LLC, Notes                              4.60%          6/01/2015            $ 1,900
     1,000     Valero Logistics Operations, LP, Senior Notes                         6.05           3/15/2013              1,058
                                                                                                                         -------
                                                                                                                           8,155
                                                                                                                         -------
               HEALTH CARE FACILITIES (0.2%)
     1,000     HCA, Inc., Notes                                                      5.25          11/06/2008              1,009
                                                                                                                         -------
               HOUSEWARES & SPECIALTIES (0.2%)
     1,380     Newell Rubbermaid, Inc., MTN, Series A                                6.35           7/15/2028              1,454
                                                                                                                         -------
               INTEGRATED OIL & GAS (0.2%)
     1,000     Occidental Petroleum Corp., Senior Notes                              5.88           1/15/2007              1,034
                                                                                                                         -------
               MANAGED HEALTH CARE (0.5%)
     1,000     Coventry Health Care, Inc., Senior Notes(a)                           6.13           1/15/2015              1,037
     2,000     Highmark, Inc., Senior Notes(a)                                       6.80           8/15/2013              2,197
                                                                                                                         -------
                                                                                                                           3,234
                                                                                                                         -------
               METAL & GLASS CONTAINERS (0.2%)
     1,000     Pactiv Corp., Notes                                                   7.20          12/15/2005              1,026
                                                                                                                         -------
               MOVIES & ENTERTAINMENT (0.3%)
     1,000     AOL Time Warner, Inc., Notes                                          5.63           5/01/2005              1,004
     1,000     AOL Time Warner, Inc., Notes                                          6.88           5/01/2012              1,122
                                                                                                                         -------
                                                                                                                           2,126
                                                                                                                         -------
               MULTI-LINE INSURANCE (0.2%)
     1,000     American General Finance Corp., Notes                                 2.58(d)        3/29/2005              1,000
                                                                                                                         -------
               MULTI-SECTOR HOLDINGS (0.2%)
     1,000     Leucadia National Corp., Senior Notes                                 7.00           8/15/2013              1,022
                                                                                                                         -------
               MULTI-UTILITIES & UNREGULATED POWER (0.2%)
     1,000     Duke Capital Corp., LLC, Senior Notes                                 5.50           3/01/2014              1,025
                                                                                                                         -------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
     1,000     Halliburton Co., Senior Notes(a)                                      3.45(d)        1/26/2007              1,001
                                                                                                                         -------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,000     Devon Financing Corp., ULC, Notes                                     6.88           9/30/2011              1,120
                                                                                                                         -------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
     1,000     Magellan Midstream Partners, LP, Notes                                6.45           6/01/2014              1,075
                                                                                                                         -------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000     Citigroup, Inc., Global Notes                                         4.25           7/29/2009                997
     1,000     Textron Financial Corp., Notes                                        2.75           6/01/2006                982
                                                                                                                         -------
                                                                                                                           1,979
                                                                                                                         -------
               PACKAGED FOODS & MEAT (0.2%)
     1,000     General Mills, Inc., Notes                                            2.63          10/24/2006                979
                                                                                                                         -------
               PROPERTY & CASUALTY INSURANCE (1.3%)
     1,000     21st Century Insurance Group, Senior Notes                            5.90          12/15/2013              1,020
     1,000     ACE INA Holdings, Inc., Senior Notes                                  5.88           6/15/2014              1,040
     1,000     AXIS Capital Holdings Ltd., Senior Notes                              5.75          12/01/2014              1,014

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                         COUPON                                  VALUE
     (000)     SECURITY                                                              RATE            MATURITY              (000)
--------------------------------------------------------------------------------------------------------------------------------
    $2,000     Berkshire Hathaway Finance Corp., Senior Notes(a)                     4.85%          1/15/2015            $ 1,992
     1,000     Fidelity National Financial, Inc., Notes                              5.25           3/15/2013                954
     1,000     Ohio Casualty Corp., Notes                                            7.30           6/15/2014              1,079
     1,000     RLI Corp., Senior Notes                                               5.95           1/15/2014                993
                                                                                                                         -------
                                                                                                                           8,092
                                                                                                                         -------
               RAILROADS (0.3%)
     2,000     Union Pacific Railroad Corp., Pass-Through Certificates,
                 Series 2004-2(a)                                                    5.21           9/30/2014              1,996
                                                                                                                         -------
               REAL ESTATE INVESTMENT TRUSTS (1.9%)
     1,000     Duke Realty, LP, Notes                                                5.40           8/15/2014              1,020
     1,000     EOP Operating, LP, Guaranteed Notes                                   4.75           3/15/2014                968
     2,000     ERP Operating, LP, Notes                                              5.25           9/15/2014              2,021
     1,000     Hospitality Properties Trust, Senior Notes                            5.13           2/15/2015                984
     1,000     iStar Financial, Inc., Senior Notes, Series B                         5.13           4/01/2011                999
     1,000     Liberty Property, LP, Senior Notes                                    5.65           8/15/2014              1,034
     1,000     Nationwide Health Properties, Inc., MTN, Series B                     7.60           5/10/2007              1,052
     2,000     Pan Pacific Retail Properties, Inc., Notes                            7.95           4/15/2011              2,253
     1,000     Union Dominion Realty Trust, Senior Notes                             5.25           1/15/2015                983
                                                                                                                         -------
                                                                                                                          11,314
                                                                                                                         -------
               REGIONAL BANKS (0.5%)
     1,000     Bank of Hawaii, Notes                                                 6.88           3/01/2009              1,082
     1,000     Imperial Bank, Subordinated Capital Notes                             8.50           4/01/2009              1,137
     1,000     Union Planters Bank, N.A., Subordinated Notes                         6.50           3/15/2018(c)           1,061
                                                                                                                         -------
                                                                                                                           3,280
                                                                                                                         -------
               REINSURANCE (0.2%)
     1,000     Montpelier Re Holdings Ltd., Senior Notes                             6.13           8/15/2013              1,033
                                                                                                                         -------
               SPECIALTY CHEMICALS (0.2%)
     1,000     Lubrizol Corp., Senior Notes                                          5.50          10/01/2014              1,023
                                                                                                                         -------
               THRIFTS & MORTGAGE FINANCE (0.8%)
     1,000     Independence Community Bank Corp., Notes(m)                           3.50           6/20/2013                955
     2,000     Washington Mutual Bank, Subordinated Notes                            5.65           8/15/2014              2,078
     2,000     World Savings Bank Federal Savings Bank, Notes                        4.13          12/15/2009              1,969
                                                                                                                         -------
                                                                                                                           5,002
                                                                                                                         -------
               Total corporate obligations (cost: $98,640)                                                               100,668
                                                                                                                         -------
               EURODOLLAR AND YANKEE OBLIGATIONS (2.2%)(p)

               DIVERSIFIED BANKS (0.5%)
     1,000     Bayerische Landesbank, MTN (Germany)                                  2.60          10/16/2006                983
     1,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)                        5.25          11/30/2012              1,030
     1,000     UFJ Finance Aruba AEC, Notes (Japan)                                  8.75          11/13/2049              1,120
                                                                                                                         -------
                                                                                                                           3,133
                                                                                                                         -------
               DIVERSIFIED METALS & MINING (0.5%)
     2,000     Brascan Corp., Notes (Canada)                                         8.13          12/15/2008              2,239
     1,000     Glencore Funding, LLC, Notes (Switzerland)(a)                         6.00           4/15/2014                976
                                                                                                                         -------
                                                                                                                           3,215
                                                                                                                         -------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     1,000     Yara International ASA, Notes (Norway)(a)                             5.25          12/15/2014              1,005
                                                                                                                         -------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     1,000     Deutsche Telekom International Finance B.V.,
                 Notes (Germany)                                                     8.25           6/15/2005              1,014
                                                                                                                         -------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                         COUPON                                  VALUE
     (000)     SECURITY                                                              RATE            MATURITY              (000)
--------------------------------------------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.2%)
    $1,000     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a,s)            5.33%          8/01/2013            $ 1,000
                                                                                                                         -------
               REAL ESTATE INVESTMENT TRUSTS (0.3%)
     2,000     Westfield Capital Corp., Senior Notes (Australia)(a)                  5.13          11/15/2014              1,994
                                                                                                                         -------
               REINSURANCE (0.3%)
     2,000     Stingray Pass-Through Trust, Pass-Through Certificates
                 (Bermuda)(a)                                                        5.90           1/12/2015              2,003
                                                                                                                         -------
               Total Eurodollar and Yankee obligations (cost: $13,131)                                                    13,364
                                                                                                                         -------
               ASSET-BACKED SECURITIES (3.5%)

               AIRLINES (0.7%)
     1,032     Aircraft Finance Trust, Notes, Series 1999-1A, Class A2               3.09(d)        5/15/2024                979
       893     Airplanes Pass-Through Certificates, Series 1R, Class A8              2.86(d)        3/15/2019                798
       613     America West Airlines, Inc., Pass-Through Certificates,
                 Series 1996-1, Class A, EETC                                        6.85           7/02/2009                607
       822     American Airlines, Pass-Through Certificates, Series 2002-1,
                 Class G, EETC (INS)                                                 3.15(d)        9/23/2007                824
       854     Northwest Airlines Corp., Pass-Through Certificates,
                 Series 1999-2A, EETC                                                7.58           3/01/2019                874
                                                                                                                         -------
                                                                                                                           4,082
                                                                                                                         -------
               ASSET-BACKED FINANCING (2.8%)
     1,000     AESOP Funding II, LLC, Series 2004-2A, Class A1(a)                    2.76           4/20/2008                978
     2,000     Bank One Issuance Trust, Notes, Series 2003-A2, Class A2              2.64(d)       10/15/2008              2,002
     1,000     Capital One Multi-Asset Execution Trust, Notes,
                 Series 2003-C2, Class C2                                            4.32           4/15/2009              1,005
     4,000     Consumers Funding, LLC, Series 2001-1, Class A5                       5.43           4/20/2015              4,181
     1,000     Detroit Edison Securitization Funding, LLC,
                 Series 2001-1, Class A5                                             6.42           3/01/2015              1,105
     1,000     Honda Auto Receivables Owner Trust, Notes,
                 Series 2003-3, Class A3                                             2.14           4/23/2007                993
     2,010     MBNA Credit Card Master Note Trust,
                 Series 2002-A6, Class A6                                            3.90          11/15/2007              2,017
       582     Oncor Electric Delivery Transition Bond Co., Bonds,
                 Series 2003-1, Class A1                                             2.26           2/15/2009                573
     2,000     SLM Student Loan Trust, Series 2004-8, Class A2                       2.72(d)        7/25/2013              2,002
     2,000     Whole Auto Loan Trust, Series 2003-1, Class A3B(a)                    1.99           5/15/2007              1,983
                                                                                                                         -------
                                                                                                                          16,839
                                                                                                                         -------
               Total asset-backed securities (cost: $20,573)                                                              20,921
                                                                                                                         -------

               COMMERCIAL MORTGAGE SECURITIES (0.5%)

               COMMERICAL MORTGAGE-BACKED SECURITIES (0.4%)
     1,000     Credit Suisse First Boston Mortgage Securities Corp.,
                 Series 1998-C1, Class D                                             7.17           5/17/2040              1,109
     1,250     Merrill Lynch Mortgage Investors, Inc.,
                 Series 1998-C1, Class A2                                            6.48          11/15/2026              1,314
                                                                                                                         -------
                                                                                                                           2,423
                                                                                                                         -------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (0.1%)(g)
     9,147     Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1,
                 Class XP (acquired 8/13/2003; cost $685)(a,b)                       1.96           1/11/2035                764
                                                                                                                         -------
               Total commercial mortgage securities (cost: $3,126)                                                         3,187
                                                                                                                         -------
               U.S. GOVERNMENT AGENCY ISSUES (5.6%)(k)

               DEBENTURES (0.9%)
               Fannie Mae(+),
     2,000       CPI Floating Rate Note                                              4.66(d)        2/17/2009              2,007


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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                         COUPON                                  VALUE
     (000)     SECURITY                                                              RATE            MATURITY              (000)
--------------------------------------------------------------------------------------------------------------------------------
    $2,000       Subordinate Note                                                    5.25%          8/01/2012            $ 2,058
     1,000       Benchmark Note                                                      5.38          11/15/2011              1,053
                                                                                                                         -------
                                                                                                                           5,118
                                                                                                                         -------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.0%)
     1,666     Freddie Mac, Pool C79394(+)                                           5.50           4/01/2033              1,685
               Government National Mortgage Assn. I,
     2,917       Pool 603868                                                         5.50           1/15/2033              2,970
       356       Pool 587184                                                         7.00           4/15/2032                377
       761     Government National Mortgage Assn. II, Pool 781494                    6.50           8/20/2031                796
                                                                                                                         -------
                                                                                                                           5,828
                                                                                                                         -------
               COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%)
               Fannie Mae(+),
       468       Series 2001-25 D                                                    6.00           2/25/2014                470
     1,240       Series 1999-25 VB                                                   6.00           4/25/2016              1,248
     1,424       Series 2001-20 VB                                                   6.00           9/25/2017              1,437
     1,600       Series 2001-29 VB                                                   6.50           8/25/2016              1,613
               Freddie Mac(+),
     2,391       Series 2435 VG                                                      6.00           2/15/2013              2,479
     4,000       Series 2389 VH                                                      6.00          12/01/2031              4,086
     4,000       Series 2427 VL                                                      6.50          11/15/2017              4,065
     2,000       Series 2445 VD                                                      6.50           4/15/2018              2,048
               Government National Mortgage Assn. I,
     1,000       Series 1999-14 VD                                                   6.00           3/20/2014              1,033
     2,000       Series 2001-49 VB                                                   7.00          11/16/2016              2,055
                                                                                                                         -------
                                                                                                                          20,534
                                                                                                                         -------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     1,714     Rowan Companies, Inc., Guaranteed Bond, Title XI                      2.80          10/20/2013              1,609
                                                                                                                         -------
               Total U.S. government agency issues (cost: $32,545)                                                        33,089
                                                                                                                         -------
               U.S. TREASURY SECURITIES (3.2%)

               INFLATION-INDEXED NOTE (1.0%)(f)
     5,468     3.50%, 1/15/2011(i)                                                                                         6,153
                                                                                                                         -------
               NOTES (2.2%)
     9,000     4.00%, 2/15/2014(i)                                                                                         8,778
     4,000     4.75%, 5/15/2014(i)                                                                                         4,119
                                                                                                                         -------
                                                                                                                          12,897
                                                                                                                         -------
               Total U.S. Treasury securities (cost: $18,493)                                                             19,050
                                                                                                                         -------
               MUNICIPAL BONDS (0.5%)

               COMMUNITY SERVICE (0.1%)
       690     Jicarilla Apache Nation, NM, RB                                       2.95          12/01/2006                680
                                                                                                                         -------
               ELECTRIC UTILITIES (0.2%)
     1,000     Ohio Edison Co., Water Development Auth. PCRB,
                 Series 1999A                                                        2.25           6/01/2033(c)             994
                                                                                                                         -------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,000     Short Pump Town Center Community Development Auth.,
                 VA, RB(a)                                                           4.85           2/01/2006                988
                                                                                                                         -------
               Total municipal bonds (cost: $2,690)                                                                        2,662
                                                                                                                         -------
               Total bonds (cost: $189,198)                                                                              192,941
                                                                                                                         -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                         COUPON                                  VALUE
     (000)     SECURITY                                                              RATE            MATURITY              (000)
--------------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (3.0%)

               VARIABLE-RATE DEMAND NOTES (1.2%)(e)
               ------------------------------------

               ELECTRIC UTILITIES (0.1%)
    $  480     Sempra Energy ESOP, Series 1999A (NBGA)(a)                            3.20%         11/01/2014           $    480
                                                                                                                        --------
               HEALTH CARE FACILITIES (0.5%)
     3,145     Vista Funding Corp., Notes, Series 2000A
                 (LOC - Sky Bank)                                                    3.65           6/01/2025              3,145
                                                                                                                        --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
     1,860     145 Associates Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                                    3.65          10/01/2020              1,860
     1,890     CAH Holdings, Inc., Notes, Series 2003
                 (LOC - First Commercial Bank)                                       2.87           8/01/2028              1,890
                                                                                                                        --------
                                                                                                                           3,750
                                                                                                                        --------
                                                                                                                           7,375
                                                                                                                        --------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUND (1.8%)(j)
               ---------------------------

10,665,194     SSgA Prime Money Market Fund                                          2.39                   -             10,665
                                                                                                                        --------
               Total money market instruments (cost: $18,040)                                                             18,040
                                                                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (4.3%)(h)

               CORPORATE OBLIGATIONS (0.8%)
               ----------------------------

               LIFE & HEALTH INSURANCE
   $ 5,000     Monumental Global Funding II, Notes(a)                                2.86(d)        5/02/2005              5,003
                                                                                                                        --------
               COMMERCIAL PAPER (1.2%)
               -----------------------

               ASSET-BACKED FINANCING
     7,000     Bavaria TRR Corp.(a,o)                                                2.66(q)        3/28/2005              6,986
                                                                                                                        --------
               REPURCHASE AGREEMENT (2.2%)(n)
               ------------------------------

    13,250     CS First Boston, LLC, 2.62%, acquired on
                 2/28/2005 and due 3/01/2005 at $13,250
                 (collateralized by $13,555 of Freddie Mac Discount
                 Notes(k), 2.90%(q), due 4/05/2005; market value $13,520)                                                 13,250
                                                                                                                        --------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (0.1%)(j)
               ----------------------------
   439,711     AIM Short-Term Investment Co. Liquid Assets Portfolio                 2.42                   -                440
    27,264     Merrill Lynch Premier Institutional Fund                              2.35                   -                 27
                                                                                                                        --------
                                                                                                                             467
                                                                                                                        --------
               Total short-term investments purchased with cash collateral from
                 securities loaned (cost: $25,705)                                                                        25,706
                                                                                                                        --------
               TOTAL INVESTMENTS (COST: $579,456)                                                                       $619,522
                                                                                                                        ========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

    USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund).

    A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

       1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

       2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

       3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

       4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

       5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities;
           and general market conditions.

14

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           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

       6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2005, were $48,974,000 and $8,908,000, respectively, resulting in net unrealized appreciation of $40,066,000.

    C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $595,740,000 at February 28, 2005, and, in total, may not equal 100%.

    D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    E. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

    F. SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

    PORTFOLIO DESCRIPTION ABBREVIATIONS

    CPI      Consumer Price Index
    EETC     Enhanced Equipment Trust Certificate
    ESOP     Employee Stock Ownership Plan
    MTN      Medium-Term Note
    PCRB     Pollution Control Revenue Bond
    RB       Revenue Bond

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
    (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.
    (INS) Scheduled principal and interest payments are insured by MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Trust's Board of Trustees. The market value of this security at February 28, 2005, was $764,000, which represented 0.1% of the Fund's net assets.

    (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

    (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2005.

    (e) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    (f) U.S. Treasury inflation-indexed note - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    (g) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO
        CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

    (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

    (i) The security or a portion thereof was out on loan as of February 28, 2005. The aggregate fair market value of these securities as of February 28, 2005, was approximately $23,442,000.

    (j) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

    (k) U.S. government agency issue - Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

    (l) Security was fair valued at February 28, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

    (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

    (n) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    (o) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

    (p) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

    (q) Zero-coupon security. Rate represents the effective yield at date of purchase.

    (r) At February 28, 2005, portions of these securities were segregated to cover when-issued purchases.

    (s) At February 28, 2005, the cost of securities purchased on a when-issued basis was $1,000,000.

    *   Non-income-producing security for the 12 months preceding
        February 28, 2005.

                     TRUSTEES       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48471-0405                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.